Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt [Abstract]
Debt

Note 5 — Debt

The following table sets forth a summary of the debt instruments and their changes during the three months ended March 31, 2025 and 2024 (in thousands):

	Convertible Notes	Tasly Convertible Debt	Senior Notes	Promissory Notes	PPP Loan
Balance at January 1, 2025	$18,419	$2,234	$25,268	$910	$1,376
Issuance of debt	—	—	750	—	—
Debt repayments	—	—	—	—	—
Change in fair value	—	61	—	—	—
Stated interest	545	95	572	15	3
Amortization of debt discount and issuance costs	1	—	(1)	—	—
Balance at March 31, 2025	$18,965	$2,390	$26,589	$925	$1,379

Less: Current portion	18,965	2,390	26,589	925	1,379
Long term debt	$—	$—	$—	$—	$—
	Convertible Notes	Tasly Convertible Debt	Senior Notes	Promissory Notes	PPP Loan
Balance at January 1, 2024	16,316	1,714	20,155	849	1,362
Issuance of debt	—	16	675	—	—
Change in fair value	—	(4)	—	—	—
Stated mterest	490	48	494	15	4
Amortization of debt discount and issuance costs	30	—	—	—	—
Balance at March 31, 2024	16,836	1,774	21,324	864	1,366
Less: Current portion	16,836	1,774	21,324	864	1,366
Net of current portion	$—	$—	$—	$—	—

Convertible Debt

Convertible Notes

The annual effective interest rate of Convertible Notes was estimated from 12.54% to 53.28% per year for the three months ended March 31, 2025 and 13.28% to 53.28% per year for the three months ended March 31, 2024. The interest expense for the three months ended March 31, 2025, and 2024 was $0.5 million and $0.5 million, respectively.

As of March 31, 2025 the outstanding balance of convertible notes includes related party convertible notes of $13.7 million.

Tasly Convertible Debt

In June 2023, the Company entered into a short-term loan agreement with a related party under which it may borrow up to $1.6 million, of which $1.0 million was borrowed on June 26, 2023, $0.3 million was borrowed on July 20, 2023, $0.3 million was borrowed on August 15, 2023 and the final $0.02 million was borrowed in February 2024 (the “Convertible debt”).

The loans bears interest at a stated rate of 12% per annum, 24% per annum upon default, and originally matured on December 31, 2023. The original maturity date was extended to the earlier of the closing of the Business Combination, or March 31, 2024, subject to the parties’ decision to extend thereafter. The Company is currently in default, as this loan will be repaid in parallel with the closing of the SPAC transaction. Accordingly, the Company classified the entire amount outstanding under the Tasly Convertible debt as current on the Consolidated Balance Sheet. Upon occurrence of certain events of default by the Company, including failure to repay in full the amounts owed at maturity, the lender will have an option to convert the entire outstanding balance and accrued but unpaid interest under the Convertible debt into senior unsecured promissory notes on substantially the same terms as the outstanding Senior Notes as of March 31, 2025. In the event the Company fails to complete the Business Combination, the lender will have an option to convert the entire outstanding balance and accrued but unpaid interest under the Convertible debt into either (i) senior unsecured promissory notes on substantially the same terms as the outstanding Senior Notes as of March 31, 2025, or (ii) the Company’s common stock at a conversion price of $1.92 per share.

The Company elected to apply the fair value option to account for the Convertible debt. Accordingly, no features of the Convertible debt are bifurcated and separately accounted for. The fair value of the Convertible debt was $2.4 million as of March 31, 2025. Accrued stated interest on the Convertible debt was $0.1 million for the three months ended March 31, 2025. The loss on fair value remeasurement was $0.4 million through March 31, 2025 and a gain on fair value remeasurement was recognized of less than $0.01 million through March 31, 2024.

Senior Notes

January-March 2024 Senior Notes — During the months January through March 2024, the Company issued additional Senior Notes to investors with the principal amount of \million on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022).

January-March 2025 Senior Notes — During the months January through March 2025, the Company issued Senior Secured Convertible Notes to investors with the principal amount of $0.8 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022). These notes were issued at the same 12% interest terms as all of their other Senior Secured Convertible Notes, and will convert into New Profusa shares at $0.50 per share. This note has an 18-month maturity, which will be accelerated and convert into New Profusa shares upon the successful closing of the Business Combination.

Of the $26.6 million of Senior Notes, as of March 31, 2025, $9.7 million is outstanding with related parties and $16.9 million is outstanding with unrelated parties. Of the $21.3 million of Senior Notes, as of March 31, 2024, $8.5 million is outstanding with related parties and $12.8 million is outstanding with unrelated parties.

The annual effective interest rate of Senior Notes was estimated from 0% to 12.15% and 0% to 12.61% per year for the three months ended March 31, 2025 and 2024, respectively. The interest expense for the three months ended March 31, 2025 and 2024 was $0.6 million and $0.5 million, respectively.

As of March 31, 2025, future minimum payments for the convertible notes payable were as follows (in thousands):

	Convertible Notes	Tasly Convertible Debt	Senior Notes
Total future payments	$19,533	$2,094	$25,931
Less: fair value remeasurement	—	394	—
Less: unamortized debt premium (discount)	(2)	—	1,481
Less: interest	(566)	(98)	(823)
Total convertible notes payable	$18,965	$2,390	$26,589

Promissory Notes

In a series of transactions during 2010 and 2011, two of the Company’s founders provided $0.2 million to the Company to fund general corporate purposes in exchange for promissory notes. The notes accrue interest annually at a simple interest rate of 5% with no set maturity date.

During the year ended December 31, 2022, the Company borrowed $0.3 million from two of its founders at zero percent interest rate to finance its short-term operations, from which $0.2 million was repaid in the same period.

During the year ended December 31, 2023, the Company borrowed short-term promissory notes of $0.3 million from an existing investor and additional $0.1 million from an unrelated party repayable on demand at any time after December 31, 2023, with annual interest rate of 12%. No new issuances or repayments of promissory notes occurred during the year ended December 31, 2024 or during the three months ended March 31, 2025.

As of March 31, 2025 and December 31, 2024, accrued and unpaid interest on the promissory notes was $0.3 million and $0.3 million, respectively. Interest expense on the promissory notes was less than $0.1 million for each of the three months ended March 31, 2025 and 2024. The carrying value of the promissory notes as of March 31, 2025 and December 31, 2024 was $0.9 million and $0.9 million, respectively. The Company recognized that the promissory notes are in default as of the date of this filing. The note holders will be repaid subsequent to the potential closing of the Business Combination, and the full balance of these notes are held in current liabilities on the Consolidated Balance Sheets.

Paycheck Protection Program

On May 25, 2021, the Company borrowed $1.3 million (the “PPP Loan 2”) as a Paycheck Protection Program loan. The Paycheck Protection Program, established as part of the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act, provides for loans to qualifying businesses and is administered by the U.S. Small Business Administration (the “SBA”). The annual interest rate of the PPP Loan 2 is 1%.

Under the terms of PPP Loan 2, if the Company does not submit forgiveness application within 24 weeks the initial disbursement of the loan (the “Covered Period”), the Company must begin to make equal monthly payments of principal and interest starting 10 months from the end of the Covered Period until May 25, 2026. Interest on the loan continues to accumulate during any deferment period. As of March 31, 2025, the Company has not applied for forgiveness under PPP Loan 2.

As of December 31, 2024 and March 31, 2025, the Company was in default on PPP Loan 2 due to non-payment of minimal repayment amounts required by the terms of PPP Loan 2. Accordingly, the Company classified the entire amount outstanding under PPP Loan 2 as current and accrued respective late penalties for the total amount of less than $0.1 million as of March 31, 2025 and December 31, 2024, respectively. The total past due amount of PPP Loan 2 repayments as of March 31, 2025 and December 31, 2024 was $0.9 million and $0.8 million, respectively.

As of March 31, 2025, the contractual future minimum payments for the PPP Loan 2 were as follows (in thousands):

Year Ending December 31,	Amount
2025 (remainder)	1,234
2026	145
Total	$1,379

Note 5 — Debt

The following table sets forth a summary of the debt instruments (which are all classified as current liabilities in the accompanying consolidated balance sheets and their changes during the years ended December 31, 2024 and 2023 (in thousands):

	Convertible Notes	Tasly Convertible Debt	Senior Notes	Promissory Notes	PPP Loan
Balance at January 1, 2023	$13,981	$—	$15,149	$576	$1,326
Issuance of debt	—	1,600	3,235	375	—
Debt repayments	—	—	—	(151)	—
Change in fair value	—	22	—	—	—
Stated interest	1,820	92	1,771	49	36
Amortization of debt discount and issuance costs	515	—	(0)	—	—
Balance at December 31, 2023	16,316	1,714	20,155	849	1,362

Balance at January 1, 2024	$16,316	$1,714	$20,155	$849	$1,362
Issuance of debt	—	16	3,210	—	—
Debt repayments	—	—	(150)	—	—
Change in fair value	—	311	—	—	—
Stated interest	2,057	193	2,053	61	14
Amortization of debt discount and issuance costs	46	—	—	—	—
Balance at December 31, 2024	$18,419	$2,234	$25,268	$910	$1,376

Less: Current portion	18,419	2,234	25,268	910	1,376
Long term debt	$—	$—	$—	$—	$—

Convertible Debt

Convertible Notes

August 2020 Convertible Notes — In August, September, October and December 2020 the Company received $9.1 million in total gross proceeds from the issuance of convertible promissory notes (the “2020 Convertible Notes”). Interest on the unpaid principal balance of the August 2020 Convertible Notes accrues from the issuance date at a rate of 12% per year, compounded semi-annually, and is payable at maturity. Unless converted or redeemed upon the occurrence of certain events, the August 2020 Convertible Notes were to mature within 12 months of issuance.

Upon the consummation of an equity financing with aggregate proceeds to the Company of no less than $20.0 million (the “Qualified Financing”), the notes’ outstanding principal balance and accrued but unpaid interest are to convert into the shares of convertible preferred stock issued in such a Qualified Financing at a conversion price equal to the lesser of (i) the per share price obtained by dividing $150.0 million by the Company’s fully diluted capitalization, or (ii) the per share price paid by investors in the Qualified Financing, subject to 30% discount. Upon the occurrence of a change of control, the August 2020 Convertible Notes are required to be repaid in the amount equal to 200% of the notes’ outstanding principal balance plus accrued but unpaid interest.

The August 2020 Convertible Notes contain embedded features, including automatic conversion into equity securities upon completion of a Qualified Financing and mandatory redemption upon change of control that is required to be bifurcated and accounted for separately as a combined single derivative instrument initially and subsequently measured at fair value with the change in fair value recorded in the gain (loss) on change in the fair value of derivative liabilities in the statements of operations. The aggregate issuance date estimated fair values of the derivative liability issued with the August 2020 Convertible Notes was $1.8 million and was recorded as a debt discount. The discount on the August 2020 Convertible Notes was to be amortized over the contractual term of 12 months from issuance, using the effective interest method.

On August 25, 2021, the August 2020 Convertible Notes were amended to extend the maturity dates to December 31, 2021 (the “Amendment 1”).

On December 6, 2021, the August 2020 Convertible Notes were amended to extend the maturity dates to December 31, 2022 (the “Amendment 2”).

January 2021 Convertible Notes — In January 2021 the Company received $1.0 million in gross proceeds from the issuance of convertible promissory notes (the “January 2021 Convertible Notes”). Interest on the unpaid principal balance of the January 2021 Convertible Notes accrues from the issuance date at a rate of 12% per year, compounded semi-annually, and is payable at maturity. Unless converted or redeemed upon the occurrence of certain events, the January 2021 Convertible Notes were to mature within 12 months of issuance.

Upon the consummation of a Qualified Financing, the notes’ outstanding principal balance and accrued but unpaid interest are to convert into the shares of convertible preferred stock issued in such a Qualified Financing at a conversion price equal to the lesser of (i) the per share price obtained by dividing $150.0 million by the Company’s fully diluted capitalization, or (ii) the per share price paid by investors in the Qualified Financing, subject to 30% discount. Upon the occurrence of a change of control, the January 2021 Convertible Notes are required to be repaid in the amount equal to 200% of the notes’ outstanding principal balance plus accrued but unpaid interest.

The January 2021 Convertible Notes contain embedded features, including automatic conversion into equity securities upon completion of a Qualified Financing and mandatory redemption upon change of control that were required to be bifurcated and accounted for separately as a combined single derivative instrument initially and subsequently measured at fair value with the change in fair value recorded in the gain (loss) on change in the fair value of derivative liabilities in the statements of operations. The issuance date estimated fair values of the derivative liability issued with the January 2021 Convertible Notes was $0.2 million and was recorded as a debt discount. The discount on the January 2021 Convertible Notes was to be amortized over the contractual term of 12 months from issuance, using the effective interest method.

On December 6, 2021, the January 2021 Convertible Notes were amended to extend the maturity dates to December 31, 2022.

April 2021 Convertible Notes — In April, May and June 2021 the Company received $1.2 million in total gross proceeds from the issuance of convertible promissory notes (together with January 2021 Convertible Notes, the “2021 Convertible Notes”). Interest on the unpaid principal balance of the April 2021 Convertible Notes accrues from the issuance date at a rate of 12% per year, compounded semi-annually, and is payable at maturity. Unless converted or redeemed upon the occurrence of certain events, the April 2021 Convertible Notes were to mature within 12 months of issuance.

Upon the consummation of a Qualified Financing, the notes’ outstanding principal balance and accrued but unpaid interest are to convert into the shares of convertible preferred stock issued in such a Qualified Financing at a conversion price equal to the lesser of (i) the per share price obtained by dividing $150.0 million by the Company’s fully diluted capitalization, or (ii) the per share price paid by investors in the Qualified Financing, subject to 30% discount. Upon the occurrence of a change of control, the April 2021 Convertible Notes are required to be repaid in the amount equal to 200% of the notes’ outstanding principal balance plus accrued but unpaid interest.

The April 2021 Convertible Notes contain embedded features, including automatic conversion into equity securities upon completion of a Qualified Financing and mandatory redemption upon change of control that were required to be bifurcated and accounted for separately as a combined single derivative instrument initially and subsequently measured at fair value with the change in fair value recorded in the gain (loss) on change in the fair value of derivative liabilities in the statements of operations. The issuance date estimated fair values of the derivative liabilities issued with the April 2021 Convertible Notes was $0.3 million and was recorded as debt discounts. The discount on the April 2021 Convertible Notes was to be amortized over the contractual term of 12 months from issuance, using the effective interest method.

On December 6, 2021, the April 2021 Convertible Notes were amended to extend the maturity dates to December 31, 2022.

Convertible Notes November 2022 Amendment

On November 3, 2022, all of the convertible notes outstanding, referred to as the 2020 Convertible Notes and 2021 Convertible Notes based on the original board approvals (together the “Convertible Notes”) were amended as follows: 1) all unpaid interest and principal shall be due and payable on the date which is five business days after the termination of the Merger prior to the occurrence of the Merger closing, 2) the maximum aggregate initial principal amount was increased from $11.0 million to $11.3 million, 3) automatic conversion to SPAC shares of at then outstanding all notes and accrued interest upon the Merger at $7.00 per share was introduced, 4) upon consummation of the Merger, all noteholders will have a right to receive additional shares upon achievement by the combined company of certain share price and sales milestones (the earnout shares) (the “November 2022 Convertible Notes Amendment”).

The November 2022 Convertible Notes Amendment represented a troubled debt restructuring (the “TDR”). The TDR did not result in a gain recognition. As a result, a new effective interest rate was established based on the $14.4 million carrying value of the debt immediately prior to the November 2022 Convertible Notes Amendment and the future cash flows after such amendment, net of the issuance costs paid to or received from the Convertible Notes holders, which were capitalized and amortized based on the new effective interest rate. Fees paid to third parties in connection with the November 2022 Convertible Notes Amendment were expensed.

The annual effective interest rate of Convertible Notes was estimated from 12.54% to 53.28% and 12.95% to 53.28% per year for the years ended December 31, 2024 and 2023, respectively. The interest expense for the years ended December 31, 2024 and 2023 was $2.1 million and $2.3 million, which includes the amortization of debt discount and issuance costs of $0.1 million and $0.5 million, respectively.

As of December 31, 2024 and 2023, the outstanding balance of convertible notes includes related party convertible notes of $13.3 million and $11.8 million, respectively.

Tasly Convertible Debt

In June 2023, the Company entered into a short-term loan agreement with a related party under which it may borrow up to $1.6 million, of which $1.0 million was borrowed on June 26, 2023, $0.3 million was borrowed on July 20, 2023, $0.3 million was borrowed on August 15, 2023 and the final $0.02 million was borrowed in February 2024 (the “Convertible debt”).

The loans bear interest at a rate of 12% per annum and originally matured on December 31, 2023. The original maturity date was extended to March 31, 2024, subject to the parties’ decision to extend thereafter. The Company is currently in default, as this loan will be repaid in parallel with the closing of the SPAC transaction. Accordingly, the Company classified the entire amount outstanding under the Tasly Convertible Debt as current on the Consolidated

Balance Sheet. Upon occurrence of certain events of default by the Company, including failure to repay in full the amounts owed at maturity, the lender will have an option to convert the entire outstanding balance and accrued but unpaid interest under the Convertible debt into senior unsecured promissory notes on substantially the same terms as the outstanding Senior Notes as of December 31, 2024. In the event the Company fails to complete the Merger, the lender will have an option to convert the entire outstanding balance and accrued but unpaid interest under the Convertible debt into either (i) senior unsecured promissory notes on substantially the same terms as the outstanding Senior Notes as of December 31, 2024 or (ii) the Company’s common stock at a conversion price of $2.33 per share.

The Company elected to apply the fair value option to account for the Tasly Convertible debt. Accordingly, no features of the Convertible debt are bifurcated and separately accounted for. The fair value of the Convertible debt was $2.2 million as of December 31, 2024, compared to $1.71 million as of December 31, 2023. Accrued stated interest on the Convertible debt was $0.2 million for the year ended December 31, 2024 compared to less than $0.1 million for the year ended December 31, 2023. The total loss on fair value remeasurement is $0.33 million, of which, $0.31 million in loss on fair value remeasurement is from the year ended December 31, 2024, compared to less than $0.1 million in loss on fair value remeasurement from the year ended December 31, 2023.

Senior Notes 2021

August 2021 Senior Notes — In August 2021 the Company received $4.0 million in total gross proceeds from the issuance of senior unsecured promissory notes (the “August 2021 Senior Notes”). Simple interest on the unpaid principal balance of the August 2021 Senior Notes accrued from the issuance date at a rate of 12% per year and is payable at maturity. The August 2021 Senior Notes were to mature on the earlier of (a) issuance of the next round of preferred stock of (b) August 25, 2022.

On December 6, 2021, the August 2021 Senior Notes were amended to provide the note holders with an option to convert the notes’ outstanding principal balance and accrued but unpaid interest into (a) the shares of convertible preferred stock issued upon consummation of a Qualified Financing at a conversion price equal to the per share price paid by investors in such Qualified Financing, subject to 20% discount, or (b) shares of the Company’s Series C convertible preferred stock at the conversion price equal to the original issue price prior to Qualified Financing in the event the Qualified Financing had not occurred prior to February 25, 2022, or (c) shares of the Company’s Series C convertible preferred stock at the conversion price equal to the original issue price upon change of control.

The optional conversion upon Qualified Financing represents an embedded feature that is required to be bifurcated and accounted for separately as a derivative instrument initially and subsequently measured at fair value with the change in the gain (loss) on change in the fair value of derivative liabilities in the statements of operations.

December 2021 Senior Notes — In December 2021 the Company received $1.3 million in total gross proceeds from the issuance of senior unsecured promissory notes (the “December 2021 Senior Notes”, together with August 2021 Senior Notes, the “2021 Senior Notes”). Simple interest on the unpaid principal balance of the December 2021 Senior Notes accrued from the issuance date at a rate of 12% per year and is payable at maturity. The December 2021 Senior Notes mature on August 25, 2022.

During the year ended December 31, 2022 the Company issued additional Senior Notes to the existing investors for the aggregate principal amount of $5.5 million (the “2022 Senior Notes”) on substantially the same terms as the other Senior Notes issued in 2021 (as amended in December 2021).

Senior Notes September 2022 Amendment

In September 2022, the 2021 Senior Notes and 2022 Senior Notes (together “Senior Notes”) were amended as follows: a) the maturity dates for all Senior Notes were extended to December 31, 2022, b) the conversion price discount in the event of a Qualified Financing was increased to 60%, c) the February 25, 2022 deadline for the occurrence of a Qualified Financing for conversion of the Senior Notes into Series C convertible preferred stock prior to a Qualified Financing was extended to December 31, 2022 and the respective conversion price discount of 60%

was introduced for conversion prior to a Qualified Financing; d) the conversion price discount of 60% in the event of change of control was introduced; e) conversion option prior to entering into a definitive agreement with a SPAC (the “Definitive Qualified Agreement”) was introduced. Under this option, in the event that the Company executes a Definitive Qualified Agreement, then the Senior Note holders will have the option (but not the obligation) to convert the entire outstanding principal balance and all accrued but unpaid interest into shares of the Company’s common stock at a conversion price equal to 40% of the per share price of the common stock as determined pursuant to the Definitive Qualified Agreement; provided, that, if such conversion price per share of the common stock is greater than $4.00, then such conversion price shall be deemed to be $4.00 per share.

This 2022 amendment was accounted for as debt extinguishment resulting in $8.8 million debt extinguishment loss recognized in loss on debt extinguishment, net in the statements of operations.

The optional conversion upon a Qualified Financing and Qualified conversion option represents embedded features that are required to be bifurcated and accounted for separately as a combined single derivative instrument initially and subsequently measured at fair value with the change in the gain (loss) on change in the fair value of derivative liabilities in the statements of operations.

October 2022 Senior Notes — In September and October 2022, the Company issued an additional Senior Notes to existing investors with the principal amount of $1.3 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in September 2022).

Senior Notes November 2022 Amendment

On November 3, 2022, all Senior Notes were amended as follows: 1) all unpaid interest and principal shall be due and payable on the date which is five business days after the termination of the Merger prior to the occurrence of the Merger closing, 2) automatic conversion to SPAC shares of at then outstanding all notes and accrued interest upon the Merger at $4.00 per share was introduced, 3) upon consummation of the Merger, all noteholders will have a right to receive additional shares upon achievement by the combined company of certain share price and sales milestones (the earnout shares) (the “November 2022 Senior Notes Amendment”).

The November 2022 Senior Notes Amendment represented a TDR. Since the total future undiscounted cash flows under Senior Notes were less than their outstanding principal amount and unpaid accrued interest plus fair value of the bifurcated derivative immediately before November 2022 Senior Notes Amendment, the Company recognized TDR gain of $3.98 million for the Senior Notes issued to unrelated parties in its Statement of Operations for the year ended December 31, 2022 and it recognized $3.97 million in Additional Paid-in Capital for the year ended December 31, 2022 for the Senior Notes issued to related parties.

December 2022 Senior Notes — In November and December 2022, the Company issued additional Senior Notes to investors with the principal amount of $1.0 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022).

Senior Notes 2023

March 2023 Senior Notes — In January, February and March 2023, the Company issued additional Senior Notes to investors with the principal amount of $1.6 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022).

April 2023 Senior Notes — In April 2023, the Company issued additional Senior Notes to investors with the principal amount of $0.6 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022).

October-December 2023 Senior Notes — During the months October through December 2023, the Company issued additional Senior Notes to investors with the principal amount of $1.1 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022). These notes were issued at the same 12% interest terms as all of their other Senior Convertible Notes, and will convert into New Profusa shares at $2.22 per share upon the successful closing of the business combination.

Senior Notes 2024

January-March 2024 Senior Notes — During the months January through March 2024, the Company issued additional Senior Notes to investors with the principal amount of $0.7 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022).

April-June 2024 Senior Notes — During the months April through June 2024, the Company issued additional Senior Notes to investors with the principal amount of $0.4 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022). Additionally, the Company repaid $0.11 million of principal on Senior Notes with investors during the respective period.

July-September 2024 Senior Notes — During the months July through September 2024, the Company issued additional Senior Notes to investors with the principal amount of $0.7 million on substantially the same terms as the Senior Notes issued in 2022 (as amended in November 2022). Additionally, during the months of July through September 2024, the Company issued a Senior Secured Convertible Note with the principal amount of $0.25 million. This note was issued at the same 12% interest terms as all of their other Senior Convertible Notes, and has an 18-month maturity, which will be accelerated and converts into New Profusa shares upon the successful closing of the business combination. The Company repaid $0.04 million of principal on Senior Notes with investors during the respective period.

October-December 2024 Senior Notes — During the months October through December 2024, the Company issued two Senior Secured Convertible Notes with a total principal amount of $1.1 million. These notes were issued at the same 12% interest terms as all of their other Senior Convertible Notes, and have an 18-month maturity, which will be accelerated and converted into New Profusa shares upon the successful closing of the business combination.

As of December 31, 2024, the outstanding balance of senior notes totaled $25.3 million, of which $9.5 million is outstanding with related parties and $15.8 million is outstanding with unrelated parties.

The annual effective interest rate of Senior Notes was estimated from 0% to 12.15% and 0% to 12.55% per year for the years ended December 31, 2024 and 2023, respectively. The interest expense was $2.1 million and $1.8 million for the years ended December 31, 2024 and 2023.

As of December 31, 2024, future minimum payments for the convertible notes payable were as follows (in thousands):

	Convertible Notes	Tasly Convertible Debt	Senior Notes
Total future principal payments	$19,533	$1,998	$24,396
Add: fair value remeasurement	—	333	—
Add (less): unamortized debt (premium) discount	(2)	—	2,055
Less: interest	(1,112)	(97)	(1,183)
Total convertible notes payable	$18,419	$2,234	$25,268

Promissory Notes

In a series of transactions during 2010 and 2011 two of the Company’s founders provided $0.2 million to the Company to fund general corporate purposes in exchange for promissory notes. The notes accrue interest annually at a simple interest rate of 5% with no set maturity date.

During the year ended December 31, 2022, the Company borrowed $0.3 million from two of its founders at zero interest rate to finance its short-term operations, from which $0.2 million was repaid in the same period.

During the year ended December 31, 2023, the Company borrowed short-term promissory notes of $0.3 million from an existing investor and an additional $0.1 million from an unrelated party repayable on demand at any time after December 31, 2024, with annual interest rate of 12%.

Interest expense on the promissory notes was less than $0.1 million for each of the years ended December 31, 2024 and 2023. The carrying value of the promissory notes as of December 31, 2024 and 2023 was $0.9 million and $0.8 million, respectively. As of December 31, 2024 and 2023, outstanding balance of promissory notes includes all related party promissory notes of $0.9 million and $0.8 million, respectively. The Company recognized that the promissory notes from December 31, 2023 are in default as of the date of this filing. The note holders will be repaid upon closing the business transaction, and the full balance of these notes are held in current liabilities on the Consolidated Balance Sheets.

Paycheck Protection Program

On May 25, 2021, the Company borrowed $1.3 million (the “PPP Loan 2”) as a Paycheck Protection Program loan. The Paycheck Protection Program, established as part of the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act, provides for loans to qualifying businesses and is administered by the U.S. Small Business Administration (the “SBA”). The annual interest rate of the PPP Loan 2 is 1%.

Under the terms of PPP Loan 2, if the Company does not submit forgiveness application within 24 weeks the initial disbursement of the loan (the “Covered Period”), the Company must begin to make equal monthly payments of principal and interest starting 10 months from the end of the Covered Period until May 25, 2026. Interest on the loan continues to accumulate during any deferment period. As of December 31, 2024, and as of the date of this filing, the Company has not applied for forgiveness under PPP Loan 2.

As of December 31, 2024 and December 31, 2023, the Company was in default on PPP Loan 2 due to non-payment of minimal repayment amounts required by the terms of PPP Loan 2. Accordingly, the Company classified the entire amount outstanding under PPP Loan 2 as current and accrued respective late penalties for the total amount of less than $0.1 million as of December 31, 2024 and December 31, 2023, respectively. The total past due amount of PPP Loan 2 repayments as of December 31, 2024 and December 31, 2023 was $0.8 million and $0.4 million, respectively.

As of December 31, 2024, the contractual future minimum payments for the PPP Loan 2 were as follows (in thousands):

Year Ending December 31,	Amount
2025	1,231
2026	145
Total	$1,376